Quarterly Holdings Report
for
Fidelity Freedom® 2030 Fund
December 31, 2021
F30-NPRT3-0322
1.811347.117
U.S. Treasury Obligations - 0.0%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 0.05% to 0.05% 1/6/22 to 3/3/22 (b) (Cost $12,489,217)	12,490,000	12,489,356

Domestic Equity Funds - 34.5%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	42,740,888	508,616,563
Fidelity Series Blue Chip Growth Fund (c)	48,446,037	796,937,313
Fidelity Series Commodity Strategy Fund (c)	191,842,312	784,635,057
Fidelity Series Growth Company Fund (c)	99,359,539	2,027,928,195
Fidelity Series Intrinsic Opportunities Fund (c)	106,097,649	2,094,367,593
Fidelity Series Large Cap Stock Fund (c)	96,030,979	1,823,628,292
Fidelity Series Large Cap Value Index Fund (c)	43,287,788	673,557,975
Fidelity Series Opportunistic Insights Fund (c)	50,536,565	1,048,128,359
Fidelity Series Small Cap Discovery Fund (c)	16,030,725	228,437,830
Fidelity Series Small Cap Opportunities Fund (c)	50,723,820	756,799,397
Fidelity Series Stock Selector Large Cap Value Fund (c)	110,232,103	1,549,863,369
Fidelity Series Value Discovery Fund (c)	71,773,227	1,189,282,367
TOTAL DOMESTIC EQUITY FUNDS (Cost $9,351,201,081)		13,482,182,310

International Equity Funds - 31.1%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	56,511,859	821,117,311
Fidelity Series Emerging Markets Fund (c)	41,710,789	438,380,389
Fidelity Series Emerging Markets Opportunities Fund (c)	187,528,055	3,941,839,707
Fidelity Series International Growth Fund (c)	110,362,154	2,110,124,382
Fidelity Series International Small Cap Fund (c)	29,963,804	640,925,762
Fidelity Series International Value Fund (c)	189,015,053	2,111,298,144
Fidelity Series Overseas Fund (c)	146,514,036	2,109,802,114
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $9,087,096,141)		12,173,487,809

Bond Funds - 33.1%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	7,798,149	78,371,396
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	87,496,269	886,337,209
Fidelity Series Emerging Markets Debt Fund (c)	22,623,306	205,193,386
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	7,273,436	68,661,238
Fidelity Series Floating Rate High Income Fund (c)	4,200,148	38,893,373
Fidelity Series High Income Fund (c)	25,576,756	244,002,255
Fidelity Series Inflation-Protected Bond Index Fund (c)	68,937,674	729,360,586
Fidelity Series International Credit Fund (c)	1,831,534	18,168,813
Fidelity Series International Developed Markets Bond Index Fund (c)	73,312,199	720,658,916
Fidelity Series Investment Grade Bond Fund (c)	716,305,868	8,323,474,195
Fidelity Series Long-Term Treasury Bond Index Fund (c)	174,838,857	1,489,627,059
Fidelity Series Real Estate Income Fund (c)	12,555,421	147,275,090
TOTAL BOND FUNDS (Cost $12,756,553,827)		12,950,023,516

Short-Term Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (d)	30,169,506	30,175,540
Fidelity Series Government Money Market Fund 0.08% (c)(e)	365,963,447	365,963,447
Fidelity Series Short-Term Credit Fund (c)	10,473,941	104,948,886
TOTAL SHORT-TERM FUNDS (Cost $501,140,228)		501,087,873

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $31,708,480,494)	39,119,270,864
NET OTHER ASSETS (LIABILITIES) - 0.0%	(9,540)
NET ASSETS - 100.0%	39,119,261,324

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	274	Mar 2022	16,800,310	99,523	99,523

The notional amount of futures purchased as a percentage of Net Assets is 0.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,178,816.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	32,263,632	82,291,255	84,379,347	8,602	-	-	30,175,540	0.1%
Total	32,263,632	82,291,255	84,379,347	8,602	-	-	30,175,540

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	329,200,910	250,103,027	620,580	(1,039,564)	313,077	78,371,396
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	892,838,525	12,160,424	5,644,298	(103,401)	5,762,509	886,337,209
Fidelity Series All-Sector Equity Fund	527,639,381	93,517,231	128,385,284	72,311,529	16,649,749	(804,514)	508,616,563
Fidelity Series Blue Chip Growth Fund	837,134,932	250,701,336	267,261,110	166,871,312	25,788,881	(49,426,726)	796,937,313
Fidelity Series Canada Fund	675,170,929	148,123,029	95,136,069	17,642,044	4,239,769	88,719,653	821,117,311
Fidelity Series Commodity Strategy Fund	1,073,075,098	368,834,708	522,306,236	326,437,312	(49,715,816)	(85,252,697)	784,635,057
Fidelity Series Emerging Markets Debt Fund	208,698,503	23,799,430	27,008,961	7,144,056	(719,484)	423,898	205,193,386
Fidelity Series Emerging Markets Debt Local Currency Fund	66,798,128	12,731,390	6,825,332	2,626,275	(94,104)	(3,948,844)	68,661,238
Fidelity Series Emerging Markets Fund	492,455,215	82,625,977	93,851,537	14,199,411	10,661,888	(53,511,154)	438,380,389
Fidelity Series Emerging Markets Opportunities Fund	4,462,399,709	1,059,766,164	844,661,850	448,891,245	134,292,856	(869,957,172)	3,941,839,707
Fidelity Series Floating Rate High Income Fund	40,872,287	2,173,539	4,460,015	1,303,673	(190,675)	498,237	38,893,373
Fidelity Series Government Money Market Fund 0.08%	683,176,701	178,563,010	495,776,264	344,172	-	-	365,963,447
Fidelity Series Growth Company Fund	2,136,378,862	818,391,186	791,440,552	551,183,975	126,678,055	(262,079,356)	2,027,928,195
Fidelity Series High Income Fund	241,124,219	23,893,220	25,168,180	10,091,043	264,356	3,888,640	244,002,255
Fidelity Series Inflation-Protected Bond Index Fund	2,174,980,779	180,840,521	1,672,692,783	62,982,843	117,492,272	(71,260,203)	729,360,586
Fidelity Series International Credit Fund	17,819,388	459,672	-	459,672	-	(110,247)	18,168,813
Fidelity Series International Developed Markets Bond Index Fund	-	734,818,140	10,631,676	449,206	(98,204)	(3,429,344)	720,658,916
Fidelity Series International Growth Fund	1,892,005,436	402,232,505	307,570,112	163,215,599	12,115,611	111,340,942	2,110,124,382
Fidelity Series International Small Cap Fund	599,597,928	87,612,937	70,932,389	74,520,776	21,773,529	2,873,757	640,925,762
Fidelity Series International Value Fund	1,889,904,130	493,327,181	331,111,873	102,391,059	15,552,242	43,626,464	2,111,298,144
Fidelity Series Intrinsic Opportunities Fund	2,144,293,474	507,294,785	392,023,626	354,859,325	38,998,304	(204,195,344)	2,094,367,593
Fidelity Series Investment Grade Bond Fund	8,031,966,369	1,155,562,878	928,339,082	138,646,257	(12,677,603)	76,961,633	8,323,474,195
Fidelity Series Large Cap Stock Fund	1,874,589,275	234,908,527	347,168,661	164,817,260	59,066,106	2,233,045	1,823,628,292
Fidelity Series Large Cap Value Index Fund	691,023,398	57,432,014	116,818,986	39,673,142	19,806,982	22,114,567	673,557,975
Fidelity Series Long-Term Treasury Bond Index Fund	1,057,382,556	598,780,633	255,880,600	23,001,197	(32,174,110)	121,518,580	1,489,627,059
Fidelity Series Opportunistic Insights Fund	1,094,396,388	245,941,327	341,441,432	165,291,142	61,597,333	(12,365,257)	1,048,128,359
Fidelity Series Overseas Fund	1,895,157,947	306,761,947	355,931,907	60,472,847	35,831,487	227,982,640	2,109,802,114
Fidelity Series Real Estate Income Fund	148,166,727	8,331,271	18,145,289	5,232,449	490,526	8,431,855	147,275,090
Fidelity Series Short-Term Credit Fund	140,351,391	43,961,296	77,343,181	2,039,190	(678,982)	(1,341,638)	104,948,886
Fidelity Series Small Cap Discovery Fund	234,588,618	43,262,663	48,056,320	38,261,841	6,462,390	(7,819,521)	228,437,830
Fidelity Series Small Cap Opportunities Fund	784,734,018	235,900,865	160,143,522	191,558,584	21,507,125	(125,199,089)	756,799,397
Fidelity Series Stock Selector Large Cap Value Fund	1,584,584,818	272,889,081	301,103,046	203,078,515	48,363,650	(54,871,134)	1,549,863,369
Fidelity Series Value Discovery Fund	1,218,611,413	147,387,263	231,771,830	96,700,529	50,848,694	4,206,827	1,189,282,367
	38,919,078,017	10,042,865,161	9,531,651,156	3,512,962,358	730,989,862	(1,084,675,916)	39,076,605,968

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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